Deferred Tax Balances (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Deferred tax assets
(i) Deferred tax assets
The balance comprises temporary differences attributable to:

(i) Deferred tax assets	June 30, 2026 A$	June 30, 2025 A$
Employee benefits	118,159	132,933
Accruals	1,861,214	265,728
Unrealized exchange loss	2,973,710	—
Unused/(recouped) tax loss	(4,812,522)	5,038,789
Set-off of deferred tax liabilities pursuant to set-off provisions	(140,561)	(5,437,450)

Net deferred tax assets	—	—

Deferred tax liabilities
(ii) Deferred tax liabilities
The amount of deferred tax liability represents the temporary difference that arose on the recognition of Intangibles recorded in the subsidiary company in France. This has been set-off against deferred taxes in the subsidiary company accordingly, hence reducing the unrecognized tax losses for both the France subsidiary and the consolidated Group. The balance comprises temporary differences attributable to:

(ii) Deferred tax liabilities	June 30, 2026 A$	June 30, 2025 A$
Intangible assets	113,450	681,933
Unrealized exchange gain	—	4,688,663
Accrued income	27,111	66,854

Total deferred tax liabilities	140,561	5,437,450

Set-off of deferred tax liabilities pursuant to set-off provisions	(140,561)	(5,437,450)

Net deferred tax liabilities	—	—

Movements in Deferred Tax Balances
(iii) Movements in deferred tax balances

Movements	Deferred Tax Asset A$	Deferred Tax Liability A$	Total A$
At June 30, 2025	5,437,450	(5,437,450)	—
(Charged)/credited to profit or loss	(5,296,889)	5,296,889	—

At June 30, 2026	140,561	(140,561)	—